Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
REVENUES
OPERATING EXPENSES:
Stock based compensation	$ 485,842	$ 892,576	$ 1,277,509	$ 9,997,201	$ 11,667,361	$ 9,877
Selling, general, and administrative expenses	87,771	804,587	415,041	2,602,556	4,014,859	2,620,792
Research and development	54,078	313,353	136,100	563,587	1,160,771	944,330
Depreciation and amortization	4,376	11,256	15,000	18,761	38,972	36,231
Total operating expenses	632,067	2,021,772	1,843,650	13,182,105	16,881,963	3,611,230
Loss from operations	(632,067)	$ (2,021,772)	(1,843,650)	(13,182,105)	(16,881,963)	(3,611,230)
OTHER INCOME (EXPENSES):
Interest expense	$ (989)		$ (1,142)	(117,042)	(118,780)	(741,916)
Other expenses		$ (2,808)		(11,516)
Interest income	$ 587	$ 1,084	$ 1,168	$ 2,238	$ 3,692	1,211
Other income	$ 48,204		48,204
Loss on abandonment of patents						(9,340)
Gain on sale of assets		$ 2,426	95,000	$ 2,426	$ 2,426	110
Total other income (expenses)	$ 47,802	702	143,230	(123,894)	(112,662)	(749,935)
Loss before provision for income taxes	$ (584,265)	$ (2,021,070)	$ (1,700,420)	$ (13,305,999)	$ (16,994,625)	$ (4,361,165)
PROVISION FOR INCOME TAXES
NET LOSS	$ (584,265)	$ (2,021,070)	$ (1,700,420)	$ (13,305,999)	$ (16,994,625)	$ (4,361,165)
NET LOSS PER SHARE
Basic	$ (0.01)	$ (0.03)	$ (0.03)	$ (0.23)	$ (0.28)	$ (0.13)
Diluted	$ (0.01)	$ (0.03)	$ (0.03)	$ (0.23)	$ (0.28)	$ (0.13)
SHARES USED IN CALCULATION OF NET INCOME PER SHARE
Basic	65,734,606	62,953,471	65,006,258	56,684,609	60,225,524	33,229,093
Diluted	65,734,606	62,953,471	65,006,258	56,684,609	60,225,524	33,229,093